CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Details 7) RUB in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2013 RUB	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income, net		$ 31.0	RUB 2,259	RUB 6,296	RUB 2,159
Yandex.Money
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Percentage of interest in the charter capital sold	75.00%	75.00%	75.00%		75.00%
Yandex.Money | Maximum
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount of interest excluded from the percentage of interest sold in the charter capital	RUB 1		RUB 1		RUB 1
Foreign Currency Translation Adjustments, net of tax of nil | Reclassifications out of accumulated other comprehensive income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income, net					RUB 54